K&L Gates LLP State Street Financial Center One Lincoln Street Boston, MA 02111-2950 T 617.261.3100 www.klgates.com

November 15, 2012

VIA EDGAR

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attn: Brion R. Thompson

Re:	Salient MF Trust (File Nos. 333-180225 and 811-22678)
Post-Effective Amendment No. 2, Amendment No. 3 to Registration Statement on Form N-1A

Dear Mr. Thompson:

This letter is in response to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “SEC”) conveyed to us in a telephone conversation with John Ganley on Friday, October 26, 2012, with respect to Post-Effective Amendment No. 2, Amendment No. 3 to the Registration Statement of Salient MF Trust (the “Trust” or “Registrant” ) on Form N-1A (the “Amendment”), which was filed with the SEC on September 4, 2012 pursuant to Rule 485(a) under the under the Securities Act of 1933, as amended (the “Securities Act”) (Accession No. 0001193125-12-379364). The purpose of the Amendment was to register three additional series of the Trust: Salient Alternative Beta Fund (“Alternative Beta Fund”), Salient Pure Trend Fund (“Pure Trend Fund”) and Salient Global Equity Fund (“Global Equity Fund”) (each, a “Fund” and collectively, the “Funds”).

We respectfully submit this response letter on behalf of the Registrant. We believe that the disclosure changes and supplemental responses discussed in this letter are fully responsive to the Staff’s comments, and resolve any matters raised. Registrant is filing this response in conjunction with filing post-effective amendment No. 3 pursuant to Rule 485(b) and (d) under the Securities Act, with a designated effective date of November 19, 2012, the date on which the prior post-effective amendment was to become effective under rule 485(b).

We have, for the convenience of the Staff, repeated below the comments received followed by the Registrant’s response. Defined terms not defined herein have the same meanings as used in the Registration Statement.

General Comments

1.	With respect to asset coverage requirements when investing in derivatives, confirm whether the Funds plan to segregate liquid assets representing the full notional amount of total return swaps, to the extent that a Fund utilizes total return swap investments.

Response: The Funds do not plan to use total return swaps. Any disclosure changes necessary so to reflect have been made.

Salient Alternative Beta Fund (Note: Comments 3, 4, 8 and 9 also apply to Salient Pure Trend Fund)

November 15, 2012

2.	In light of the term “Alternative” in Salient Alternative Beta Fund’s name, disclose the Fund’s 80% policy with respect to alternative investments.

Response: The “names rule,” Rule 35d-1, addresses a fund name that is suggestive of “types of investments” (such as equities or debt instruments) or investments in a “particular industry” (such as health or mining) or a geographic area (such as Asia or Europe) and requires such a fund to adopt a policy of investing 80% of the fund’s assets in the investment suggested by the fund’s name. The term “Alternative” in the Fund’s name, however, refers to use of investment strategies that are alternatives to traditional long investment in equities and debt, rather than any particular type of investment, industry or region. In this regard, it should be noted that there is no such investment as an “alternative,” and the Fund discloses expressly, under “Investment Types” in the Summary, that the “Fund will primarily gain exposure to asset classes, such as equities, commodities, currencies and interest rates, by investing in futures and forward contracts, cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivatives positions; and by investing in . . . a wholly-owned and controlled subsidiary of the Fund.” Registrant believes the Fund’s name is not suggestive of any type of investment, industry or region and will instead use alternative investment strategies. Registrant also notes the prevalence of funds that use “alternative” in their name based on use of alternative strategies. No change is necessary under the circumstances.

3.	In the Fee Table, please represent the expenses related to the Fund’s wholly-owned subsidiary in the “Other Expenses” line item rather than in the “Acquired Fund Fees and Expenses” (“AFFE”) line item, which should be restricted to other acquired fund expenses, if any.

Response: The requested change has been made. We understand that the Staff’s accountants have determined that this presentation should be applied uniformly for funds using wholly-owned subsidiaries.

4.	In the Fee Table, please confirm that estimated expenses arising from any short sales of equity securities include the dividends paid on any securities sold short.

Response: Short sales of equity securities will not be a principal strategy of Registrant, as indicated in response to comment 6 below. To the extent Registrant will incur any such expense arising from short sales of equity securities, such expense will be included in the table.

5.	In the Alternative Beta Fund’s “Principal investment strategies” section, please expand on the reference to “exposures to or strategies in various asset classes and investment styles” by explaining and/or using examples of the classes and styles to which the language refers.

Response: The requested change has been made. For clarity, Registrant has added a reference in the noted text to the discussion and examples in “Investment Types.”

6.	In the Alternative Beta Fund’s “Investment Types” section, in the sentence stating “The Fund may also invest in securities such as equities or bonds,” to the extent a principal strategy, please expand on any strategies and/or limitations involved with equities or bonds (i.e., market cap, credit rating, maturity and similar limitations). To the extent not a principal strategy, the statement should not appear in the Summary section.

Response: Such investments will not be a principal investment strategy of Registrant. The statement has been deleted from the Summary.

7.	In the “Principal Investment Risks” section the Alternative Beta Fund, please consider whether necessary to add “junk bond” disclosure in either “Credit Risk” or Debt Securities Risk.”

Response: Registrant has reviewed and determined that the referenced risk is unlikely to be a principal investment risk.

November 15, 2012

8.	In the “Principal Investment Risks” section of the Alternative Beta Fund, under “Equity Risk,” please consider whether necessary to add small and/or mid-cap issuer risk.

Response: Registrant has reviewed and determined to add the referenced risk factor.

9.	With regard to each Fund’s subsidiary, please provide the following:

•	Please inform us whether the subsidiary will be overseen by a board of directors that will comply with Sections 10 and 16 of the Investment Company Act of 1940 (“Investment Company Act”).

Response: Each Fund’s subsidiary will be overseen by the members of Fund’s board of trustees that complies with Sections 10 and 16 of the Investment Company Act.

•	Please inform us whether the subsidiary will enter into an advisory agreement that will be subject to Section 15 of the Investment Company Act.

Response: The subsidiary will be managed by the Adviser pursuant to the Fund’s advisory agreement subject to Section 15 of the Investment Company Act.

•	Please disclose for the subsidiary, in the Statement of Additional Information (“SAI”), the investment policies and investment restrictions required for a registrant under Item 16(c) of Form N-IA.

Response: The requested disclosure is included.

•	Please confirm that the subsidiary consents (i) to service of process and (ii) to examination of its books and records.

Response: Each subsidiary consents (i) to service of process and (ii) to examination of books and records within its organizational documents.

•	Please ensure that the subsidiary and its board of directors execute the registration statement.

Response: Each subsidiary has so executed the Registrant’s filing and will do so in the future.

•	Please confirm that the financial statements of the subsidiary will be consolidated with the Fund’s financial statements in the Fund’s annual and semi-annual shareholder reports.

Response: The Fund confirms that financial statements of the subsidiary will be consolidated with the Fund’s financial statements in the Fund’s annual and semi-annual shareholder reports.

•	Please confirm that the assets of the subsidiary will be treated as if held directly by the Fund for purposes of compliance with the Investment Company Act.

Response: The Fund confirms that the assets of the subsidiary will be treated as if held directly by the Fund for purposes of compliance with the Investment Company Act.

November 15, 2012

•	Please confirm that the subsidiary will have the same custodian and auditor as the Fund.

Response: The Fund confirms that the subsidiary has the same custodian and auditor as the Fund.

Salient Global Equity Fund

10.	In light of the reference to ETFs under “Investment Process” and the “Investment in Other Investment Companies Risk” factor, please confirm whether an AFFE line item should be shown in the Fee Table. To the extent not a principal strategy, the statement should not appear in the Summary section.

Response: Such investments will not be a principal investment strategy of Registrant. The statement has been deleted from the Summary and related changes to risk disclosure undertaken.

11.	The Fund’s 80% policy states that 80% of the Fund’s assets “will be invested in common stocks and other equity securities.” Please add disclosure or explain what type of “other equity securities” will be included in the 80% test.

Response: Disclosure has been added providing examples of other equity securities, such as preferred stock and/or convertible stock.

12.	With respect to the 80% test, will derivatives be included in the 80% test and if so how will they be valued.

Response: The Fund does not include derivatives in complying with the 80% test.

Statement of Additional Information

13.	On page 23, please disclosure the three Fund’s policy on concentration in the manner of the existing Funds included in the SAI.

Response: The requested change has been made. The omission was inadvertent and each has been added in the manner of the existing series.

14.	On Page 43, under “Compensation for Trustees,” please include the trustee compensation chart per N-1A Item 17(c), if needs be estimated for the first year of the Trust’s operation.

Response: The requested change has been made.

November 15, 2012

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Thank you for your attention to these matters. If you have any questions regarding these comments, please feel free to call either Michael Rohr, at (617) 951-9286, or me at (617) 261-3231.

Sincerely,

George J. Zornada